Condensed Consolidating Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Jul. 29, 2012	Jan. 29, 2012		Jul. 31, 2011	Jan. 30, 2011		Jan. 31, 2010		Feb. 01, 2009
Current assets:
Cash and cash equivalents	$ 90	$ 111		$ 91	$ 292		$ 539		$ 771
Receivables, net	1,101	1,002			907
Inventories	997	1,108			1,035
Deferred tax asset	36	58			102
Other current assets	47	47			45
Total current assets	2,271	2,326			2,381
Cash and cash equivalents	90	111		91	292		539		771
Receivables, net	1,101	1,002			907
Inventories	997	1,108			1,035
Deferred tax asset	36	58			102
Other current assets	47	47			45
Total current assets	2,271	2,326			2,381
Property and equipment, net	389	398			390
Goodwill	3,279	3,151			3,150		3,149	[1]	3,368
Intangible assets, net	579	735			992
Other assets	121	128			176
Total assets	6,639	6,738	[2]		7,089	[2]	7,845	[2]
Current liabilities:
Accounts payable	779	714			805
Accrued compensation and benefits	104	140			118
Current installments of long-term debt	10	82			10
Other current liabilities	309	378			272
Total current liabilities	1,202	1,314			1,205
Accounts payable	779	714			805
Accrued compensation and benefits	104	140			118
Current installments of long-term debt	10	82			10
Other current liabilities	309	378			272
Total current liabilities	1,202	1,314			1,205
Long term debt, excluding current installments	5,765	5,380			5,239
Deferred tax liabilities	120	111			101
Other liabilities	386	361			448
Total liabilities	7,473	7,166			6,993
Stockholder's equity (deficit)	(834)	(428)			96		688		1,175
Total liabilities and stockholder's equity (deficit)	6,639	6,738			7,089
Current assets:
Cash and cash equivalents	90	111		91	292		539		771
Receivables, net	1,101	1,002			907
Inventories	997	1,108			1,035
Deferred tax asset	36	58			102
Other current assets	47	47			45
Total current assets	2,271	2,326			2,381
Cash and cash equivalents	90	111		91	292		539		771
Receivables, net	1,101	1,002			907
Inventories	997	1,108			1,035
Deferred tax asset	36	58			102
Other current assets	47	47			45
Total current assets	2,271	2,326			2,381
Property and equipment, net	389	398			390
Goodwill	3,279	3,151			3,150		3,149	[1]	3,368
Intangible assets, net	579	735			992
Other assets	121	128			176
Total assets	6,639	6,738	[2]		7,089	[2]	7,845	[2]
Current liabilities:
Accounts payable	779	714			805
Accrued compensation and benefits	104	140			118
Current installments of long-term debt	10	82			10
Other current liabilities	309	378			272
Total current liabilities	1,202	1,314			1,205
Accounts payable	779	714			805
Accrued compensation and benefits	104	140			118
Current installments of long-term debt	10	82			10
Other current liabilities	309	378			272
Total current liabilities	1,202	1,314			1,205
Long-term debt, excluding current installments	5,765	5,380			5,239
Deferred tax liabilities	120	111			101
Other liabilities	386	361			448
Total liabilities	7,473	7,166			6,993
Stockholder's equity (deficit)	(834)	(428)			96		688		1,175
Total liabilities and stockholder's equity (deficit)	6,639	6,738			7,089
Parent Issuer
Current assets:
Cash and cash equivalents	34	49		36	249		479		698
Receivables, net	14	4			2
Deferred tax asset					40
Other current assets	9	8			9
Total current assets	57	61			300
Cash and cash equivalents	34	49		36	249		479		698
Receivables, net	14	4			2
Deferred tax asset					40
Other current assets	9	8			9
Total current assets	57	61			300
Property and equipment, net	63	61			62
Deferred tax asset	89	158			117
Investment in subsidiaries	3,371	3,456			2,752
Intercompany notes receivable	2,774	2,774			3,054
Other assets	114	122			172
Total assets	6,468	6,632			6,457
Current liabilities:
Accounts payable	9	21			20
Accrued compensation and benefits	35	42			32
Current installments of long-term debt	10	82			10
Deferred tax liabilities	70	33
Other current liabilities	214	284			157
Total current liabilities	338	462			219
Accounts payable	9	21			20
Accrued compensation and benefits	35	42			32
Current installments of long-term debt	10	82			10
Deferred tax liabilities	70	33
Other current liabilities	214	284			157
Total current liabilities	338	462			219
Long term debt, excluding current installments	6,035	5,641			5,423
Intercompany notes payable	582	641			304
Other liabilities	347	316			415
Total liabilities	7,302	7,060			6,361
Stockholder's equity (deficit)	(834)	(428)			96
Total liabilities and stockholder's equity (deficit)	6,468	6,632			6,457
Current assets:
Cash and cash equivalents	34	49		36	249		479		698
Receivables, net	14	4			2
Deferred tax asset					40
Other current assets	9	8			9
Total current assets	57	61			300
Cash and cash equivalents	34	49		36	249		479		698
Receivables, net	14	4			2
Deferred tax asset					40
Other current assets	9	8			9
Total current assets	57	61			300
Property and equipment, net	63	61			62
Deferred tax asset	89	158			117
Investment in subsidiaries	3,371	3,456			2,752
Intercompany notes receivable	2,774	2,774			3,054
Other assets	114	122			172
Total assets	6,468	6,632			6,457
Current liabilities:
Accounts payable	9	21			20
Accrued compensation and benefits	35	42			32
Current installments of long-term debt	10	82			10
Deferred tax liabilities	70	33
Other current liabilities	214	284			157
Total current liabilities	338	462			219
Accounts payable	9	21			20
Accrued compensation and benefits	35	42			32
Current installments of long-term debt	10	82			10
Deferred tax liabilities	70	33
Other current liabilities	214	284			157
Total current liabilities	338	462			219
Long-term debt, excluding current installments	6,035	5,641			5,423
Intercompany notes payable	582	641			304
Other liabilities	347	316			415
Total liabilities	7,302	7,060			6,361
Stockholder's equity (deficit)	(834)	(428)			96
Total liabilities and stockholder's equity (deficit)	6,468	6,632			6,457
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	25	12		14	8		8		17
Receivables, net	1,019	922			830
Inventories	939	1,027			958
Deferred tax asset	84	89			62
Intercompany receivable	1				3
Other current assets	36	34			35
Total current assets	2,104	2,084			1,896
Cash and cash equivalents	25	12		14	8		8		17
Receivables, net	1,019	922			830
Inventories	939	1,027			958
Deferred tax asset	84	89			62
Other current assets	36	34			35
Total current assets	2,104	2,084			1,896
Property and equipment, net	321	331			322
Goodwill	3,272	3,143			3,132
Intangible assets, net	575	731			988
Intercompany notes receivable	582	641			304
Other assets	4	6			4
Total assets	6,858	6,936			6,646
Current liabilities:
Accounts payable	729	648			730
Accrued compensation and benefits	65	93			80
Other current liabilities	106	104			104
Total current liabilities	900	845			914
Accounts payable	729	648			730
Accrued compensation and benefits	65	93			80
Other current liabilities	106	104			104
Total current liabilities	900	845			914
Deferred tax liabilities	195	275			222
Intercompany notes payable	2,774	2,774			3,054
Other liabilities	32	37			45
Total liabilities	3,901	3,931			4,235
Stockholder's equity (deficit)	2,957	3,005			2,411
Total liabilities and stockholder's equity (deficit)	6,858	6,936			6,646
Current assets:
Cash and cash equivalents	25	12		14	8		8		17
Receivables, net	1,019	922			830
Inventories	939	1,027			958
Deferred tax asset	84	89			62
Intercompany receivable	1				3
Other current assets	36	34			35
Total current assets	2,104	2,084			1,896
Cash and cash equivalents	25	12		14	8		8		17
Receivables, net	1,019	922			830
Inventories	939	1,027			958
Deferred tax asset	84	89			62
Other current assets	36	34			35
Total current assets	2,104	2,084			1,896
Property and equipment, net	321	331			322
Goodwill	3,272	3,143			3,132
Intangible assets, net	575	731			988
Intercompany notes receivable	582	641			304
Other assets	4	6			4
Total assets	6,858	6,936			6,646
Current liabilities:
Accounts payable	729	648			730
Accrued compensation and benefits	65	93			80
Other current liabilities	106	104			104
Total current liabilities	900	845			914
Accounts payable	729	648			730
Accrued compensation and benefits	65	93			80
Other current liabilities	106	104			104
Total current liabilities	900	845			914
Deferred tax liabilities	195	275			222
Intercompany notes payable	2,774	2,774			3,054
Other liabilities	32	37			45
Total liabilities	3,901	3,931			4,235
Stockholder's equity (deficit)	2,957	3,005			2,411
Total liabilities and stockholder's equity (deficit)	6,858	6,936			6,646
Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	31	50		41	35		52		56
Receivables, net	89	97			75
Inventories	58	81			77
Deferred tax asset	2	2			4
Other current assets	2	5			1
Total current assets	182	235			192
Cash and cash equivalents	31	50		41	35		52		56
Receivables, net	89	97			75
Inventories	58	81			77
Deferred tax asset	2	2			4
Other current assets	2	5			1
Total current assets	182	235			192
Property and equipment, net	5	6			6
Goodwill	7	8			18
Intangible assets, net	4	4			4
Deferred tax asset	6	6
Other assets	280	261			203
Total assets	484	520			423
Current liabilities:
Accounts payable	41	45			55
Accrued compensation and benefits	4	5			6
Intercompany payable	1				3
Other current liabilities	10	11			11
Total current liabilities	56	61			75
Accounts payable	41	45			55
Accrued compensation and benefits	4	5			6
Other current liabilities	10	11			11
Total current liabilities	56	61			75
Long term debt, excluding current installments	7
Other liabilities	7	8			7
Total liabilities	70	69			82
Stockholder's equity (deficit)	414	451			341
Total liabilities and stockholder's equity (deficit)	484	520			423
Current assets:
Cash and cash equivalents	31	50		41	35		52		56
Receivables, net	89	97			75
Inventories	58	81			77
Deferred tax asset	2	2			4
Other current assets	2	5			1
Total current assets	182	235			192
Cash and cash equivalents	31	50		41	35		52		56
Receivables, net	89	97			75
Inventories	58	81			77
Deferred tax asset	2	2			4
Other current assets	2	5			1
Total current assets	182	235			192
Property and equipment, net	5	6			6
Goodwill	7	8			18
Intangible assets, net	4	4			4
Deferred tax asset	6	6
Other assets	280	261			203
Total assets	484	520			423
Current liabilities:
Accounts payable	41	45			55
Accrued compensation and benefits	4	5			6
Intercompany payable	1				3
Other current liabilities	10	11			11
Total current liabilities	56	61			75
Accounts payable	41	45			55
Accrued compensation and benefits	4	5			6
Other current liabilities	10	11			11
Total current liabilities	56	61			75
Long-term debt, excluding current installments	7
Other liabilities	7	8			7
Total liabilities	70	69			82
Stockholder's equity (deficit)	414	451			341
Total liabilities and stockholder's equity (deficit)	484	520			423
Eliminations
Current assets:
Receivables, net	(21)	(21)
Deferred tax asset	(50)	(33)			(4)
Intercompany receivable	(1)				(3)
Total current assets	(72)	(54)			(7)
Receivables, net	(21)	(21)
Deferred tax asset	(50)	(33)			(4)
Total current assets	(72)	(54)			(7)
Deferred tax asset	(95)	(164)			(117)
Investment in subsidiaries	(3,371)	(3,456)			(2,752)
Intercompany notes receivable	(3,356)	(3,415)			(3,358)
Other assets	(277)	(261)			(203)
Total assets	(7,171)	(7,350)			(6,437)
Current liabilities:
Deferred tax liabilities	(70)	(33)
Intercompany payable	(1)				(3)
Other current liabilities	(21)	(21)
Total current liabilities	(92)	(54)			(3)
Deferred tax liabilities	(70)	(33)
Other current liabilities	(21)	(21)
Total current liabilities	(92)	(54)			(3)
Long term debt, excluding current installments	(277)	(261)			(184)
Deferred tax liabilities	(75)	(164)			(121)
Intercompany notes payable	(3,356)	(3,415)			(3,358)
Other liabilities					(19)
Total liabilities	(3,800)	(3,894)			(3,685)
Stockholder's equity (deficit)	(3,371)	(3,456)			(2,752)
Total liabilities and stockholder's equity (deficit)	(7,171)	(7,350)			(6,437)
Current assets:
Receivables, net	(21)	(21)
Deferred tax asset	(50)	(33)			(4)
Intercompany receivable	(1)				(3)
Total current assets	(72)	(54)			(7)
Receivables, net	(21)	(21)
Deferred tax asset	(50)	(33)			(4)
Total current assets	(72)	(54)			(7)
Deferred tax asset	(95)	(164)			(117)
Investment in subsidiaries	(3,371)	(3,456)			(2,752)
Intercompany notes receivable	(3,356)	(3,415)			(3,358)
Other assets	(277)	(261)			(203)
Total assets	(7,171)	(7,350)			(6,437)
Current liabilities:
Deferred tax liabilities	(70)	(33)
Intercompany payable	(1)				(3)
Other current liabilities	(21)	(21)
Total current liabilities	(92)	(54)			(3)
Deferred tax liabilities	(70)	(33)
Other current liabilities	(21)	(21)
Total current liabilities	(92)	(54)			(3)
Long-term debt, excluding current installments	(277)	(261)			(184)
Deferred tax liabilities	(75)	(164)			(121)
Intercompany notes payable	(3,356)	(3,415)			(3,358)
Other liabilities					(19)
Total liabilities	(3,800)	(3,894)			(3,685)
Stockholder's equity (deficit)	(3,371)	(3,456)			(2,752)
Total liabilities and stockholder's equity (deficit)	$ (7,171)	$ (7,350)			$ (6,437)

[1]	Does not sum due to rounding
[2]	Total Assets include amounts attributable to discontinued operations for the periods prior to the dispositions.